Acquisitions - Narrative (Detail) $ in Thousands						1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 15, 2015 USD ($)	Jun. 15, 2015 USD ($)	May 29, 2015 USD ($) Unit	Dec. 31, 2014 USD ($)	May 06, 2014 USD ($)	Jan. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2015 USD ($)	May 06, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 77,617			$ 257,845		$ 253,851	$ 251,024
Cadillac Jack [Member]
Business Acquisition [Line Items]
Total consideration			$ 380,460
Goodwill			171,497
Intangible assets			$ 199,752
Business acquisition, percentage of equity interests acquired			100.00%
Contingent consideration			$ (1,300)
Number of units of installed base | Unit			10,500
Contingent receivable								$ 5,100
business combination, recognized identifiable assets acquired and liabilities assumed, current assets			$ 8,300
Research and development in process			30,000
Cadillac Jack [Member] | Notes Payable [Member] | Promissory Note 12.0 Million Amaya [Member]
Business Acquisition [Line Items]
Seller note			12,000
Gamingo [Member]
Business Acquisition [Line Items]
Total consideration		$ 8,800
Goodwill		4,900
Intangible assets		$ 4,200
Weighted average useful life		3 years
Business acquisition, percentage of equity interests acquired		100.00%
Business combination, contingent consideration, liability, noncurrent		$ 5,000
Intellectual Property Acquisitions [Member]
Business Acquisition [Line Items]
Total consideration									10,000
Contingent consideration liability									1,500
Goodwill									3,400
Intangible assets									$ 5,700
Weighted average useful life									8 years 6 months
C2 Gaming, LLC [Member]
Business Acquisition [Line Items]
Total consideration					$ 23,273
Contingent consideration liability	$ 1,100										$ 2,100	$ 2,500
Goodwill					13,744
Intangible assets					$ 8,722
Business acquisition, percentage of equity interests acquired					100.00%
One-year payment					$ 9,000
Contingent consideration					$ 3,000
Payments for previous acquisition	$ 1,000			$ 500		$ 1,100
Table Games
Business Acquisition [Line Items]
Total consideration							9,500
Contingent consideration liability							2,500
Goodwill							4,400
Intangible assets							$ 4,200
Weighted average useful life							9 years
Maximum [Member] | Cadillac Jack [Member]
Business Acquisition [Line Items]
Contingent consideration			$ 25,000